Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	45
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38%		September 15, 2016
Class A-2a Notes	$273,400,000.00	0.95%		August 15, 2018
Class A-2b Notes	$100,000,000.00	2.79963%	*	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.41%		February 15, 2020
Class A-4 Notes	$105,720,000.00	1.74%		February 15, 2021
Class B Notes	$31,570,000.00	2.01%		March 15, 2021
Class C Notes	$21,040,000.00	2.26%		March 15, 2022
Total	$1,052,130,000.00
		* One-month LIBOR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$322,511.04

Principal:
Principal Collections	$7,063,796.15
Prepayments in Full	$2,360,374.59
Liquidation Proceeds	$116,378.85
Recoveries	$55,013.08
Sub Total	$9,595,562.67
Collections	$9,918,073.71

Purchase Amounts:
Purchase Amounts Related to Principal	$205,361.18
Purchase Amounts Related to Interest	$815.64
Sub Total	$206,176.82

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,124,250.53

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	45
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$10,124,250.53
Servicing Fee	$102,347.23	$102,347.23	$0.00	$0.00	$10,021,903.30
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,021,903.30
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$10,021,903.30
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$10,021,903.30
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,021,903.30
Interest - Class A-4 Notes	$61,743.29	$61,743.29	$0.00	$0.00	$9,960,160.01
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,960,160.01
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$9,907,280.26
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,907,280.26
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$9,867,654.93
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$9,867,654.93
Regular Principal Payment	$9,293,032.28	$9,293,032.28	$0.00	$0.00	$574,622.65
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$574,622.65
Residual Released to Depositor	$0.00	$574,622.65	$0.00	$0.00	$0.00
Total		$10,124,250.53

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$9,293,032.28
Total					$9,293,032.28
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$9,293,032.28	$87.90	$61,743.29	$0.58	$9,354,775.57	$88.48
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$9,293,032.28	$8.83	$154,248.37	$0.15	$9,447,280.65	$8.98

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	45

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$42,581,578.67	0.4027769	$33,288,546.39	0.3148746
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$95,191,578.67	0.0904751	$85,898,546.39	0.0816425

Pool Information
Weighted Average APR	3.151%	3.159%
Weighted Average Remaining Term	21.38	20.69
Number of Receivables Outstanding	15,104	14,431
Pool Balance	$122,816,680.24	$112,926,471.15
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$116,234,133.66	$106,941,101.38
Pool Factor	0.1092364	0.1004398

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$5,621,599.30
Yield Supplement Overcollateralization Amount	$5,985,369.77
Targeted Overcollateralization Amount	$27,027,924.76
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$27,027,924.76

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	45
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		60	$144,298.32
(Recoveries)		114	$55,013.08
Net Loss for Current Collection Period			$89,285.24
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8724%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3123%
Second Prior Collection Period			0.8706%
Prior Collection Period			0.4612%
Current Collection Period			0.9090%
Four Month Average (Current and Prior Three Collection Periods)			0.6383%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,569	$11,773,036.93
(Cumulative Recoveries)			$1,984,043.78
Cumulative Net Loss for All Collection Periods			$9,788,993.15
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8707%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,298.69
Average Net Loss for Receivables that have experienced a Realized Loss			$2,742.78

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.26%	216	$2,552,683.88
61-90 Days Delinquent	0.33%	34	$369,868.34
91-120 Days Delinquent	0.07%	6	$73,908.97
Over 120 Days Delinquent	0.29%	21	$321,869.62
Total Delinquent Receivables	2.94%	277	$3,318,330.81

Repossession Inventory:
Repossessed in the Current Collection Period		9	$110,049.76
Total Repossessed Inventory		14	$180,861.01

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2854%
Prior Collection Period			0.3972%
Current Collection Period			0.4227%
Three Month Average			0.3684%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6780%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	45

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer